LVIP Macquarie Bond Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.36%
Federal Home Loan Mortgage Corp. REMICS Series 4676 KZ 2.50% 7/15/45	2,056,753	$1,781,768
•Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2021-DNA5 M2 5.99% (SOFR30A + 1.65%) 1/25/34	6,669,680	6,695,745
Series 2021-HQA2 M2 6.39% (SOFR30A + 2.05%) 12/25/33	21,773,593	22,078,447
Series 2022-DNA1 M2 6.84% (SOFR30A + 2.50%) 1/25/42	11,550,000	11,672,418
Series 2025-HQA1 M2 5.99% (SOFR30A + 1.65%) 2/25/45	1,200,000	1,191,846
♦Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates Series T-58 2A 6.50% 9/25/43	141,263	147,418
•Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2022-R02 2M2 7.34% (SOFR30A + 3.00%) 1/25/42	4,565,000	4,656,195
Series 2023-R08 1M1 5.84% (SOFR30A + 1.50%) 10/25/43	9,157,159	9,174,518
Series 2024-R04 1A1 5.34% (SOFR30A + 1.00%) 5/25/44	16,620,658	16,590,608
Series 2025-R01 1M2 5.84% (SOFR30A + 1.50%) 1/25/45	5,840,000	5,818,660
Series 2025-R02 1M2 5.94% (SOFR30A + 1.60%) 2/25/45	4,990,000	4,985,962
Federal National Mortgage Association REMICS
Series 2013-44 Z 3.00% 5/25/43	210,376	161,068
Series 2017-40 GZ 3.50% 5/25/47	2,722,309	2,491,338
Federal National Mortgage Association REMICS Trust Series 2004-W11 1A2 6.50% 5/25/44	38,152	39,188
Government National Mortgage Association REMICS
Series 2013-113 LY 3.00% 5/20/43	2,585,436	2,385,143
Series 2017-163 ZK 3.50% 11/20/47	561,070	514,671
Total Agency Collateralized Mortgage Obligations (Cost $90,293,920)		90,384,993
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.04%
•FREMF Mortgage Trust Series 2017-K71 B 3.75% 11/25/50	2,990,000	$2,903,091
Total Agency Commercial Mortgage-Backed Security (Cost $2,953,814)		2,903,091
AGENCY MORTGAGE-BACKED SECURITIES–29.63%
Federal Home Loan Mortgage Corp.
2.00% 3/1/41	14,696,925	12,557,675
2.00% 5/1/42	12,954,871	11,035,146
2.00% 8/1/42	19,716,998	16,813,766
2.00% 12/1/50	6,010,352	4,810,612
2.00% 3/1/52	15,836,396	12,601,896
2.50% 2/1/42	4,785,852	4,216,790
2.50% 3/1/42	16,067,701	14,146,197
2.50% 9/1/42	23,104,181	20,370,688
2.50% 7/1/50	1,884,772	1,588,330
2.50% 3/1/51	3,007,833	2,535,761
2.50% 5/1/51	3,862,035	3,273,167
2.50% 11/1/51	15,874,233	13,449,499
2.50% 12/1/51	22,067,753	18,634,603
3.00% 5/1/40	615,453	567,424
3.00% 4/1/42	5,638,682	5,084,954
3.00% 1/1/47	51,130,876	45,233,649
3.00% 8/1/48	4,198,659	3,721,628
3.00% 1/1/50	2,476,231	2,186,050
3.00% 7/1/50	3,535,618	3,123,150
3.00% 12/1/50	1,642,227	1,449,729
3.00% 8/1/51	6,128,973	5,363,488
3.00% 8/1/52	16,798,113	14,743,706
3.50% 2/1/47	9,377,358	8,740,095
3.50% 7/1/47	56,048,553	51,352,733
3.50% 11/1/48	16,576,195	15,271,668
3.50% 2/1/49	36,187,184	32,661,409
3.50% 6/1/52	4,025,730	3,646,751
4.00% 10/1/47	6,472,223	6,086,702
4.00% 9/1/49	6,145,513	5,816,737
4.00% 9/1/52	68,787,973	64,403,961
4.50% 5/1/38	4,315,681	4,281,397
4.50% 1/1/49	4,189,312	4,068,317
4.50% 3/1/49	2,068,447	2,010,715
4.50% 8/1/49	6,241,571	6,076,592
4.50% 10/1/52	20,731,026	19,865,261
4.50% 11/1/52	82,130,486	78,703,576
5.00% 11/1/42	12,035,447	12,013,260
5.00% 10/1/48	2,459,412	2,450,623
5.00% 7/1/52	13,088,925	12,933,645
5.00% 9/1/52	26,609,808	26,378,904
5.50% 9/1/41	7,164,723	7,316,148
5.50% 6/1/43	1,950,593	1,966,387
5.50% 7/1/43	19,736,142	19,955,846
5.50% 9/1/52	13,123,626	13,261,048
5.50% 11/1/52	2,672,146	2,691,351
5.50% 3/1/53	23,439,930	23,680,697
5.50% 9/1/53	26,200,670	26,521,617
5.50% 2/1/54	21,124,383	21,200,007
LVIP Macquarie Bond Fund–1

LVIP Macquarie Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
6.00% 1/1/53	7,709,176	$7,941,228
Federal National Mortgage Association
2.00% 8/1/36	31,159,894	28,309,352
2.00% 3/1/41	13,057,571	11,155,595
2.00% 5/1/41	5,978,697	5,107,227
2.00% 6/1/50	25,166,384	20,209,129
2.00% 11/1/50	16,210,987	13,060,865
2.00% 12/1/50	4,896,889	3,944,964
2.00% 1/1/51	4,892,996	3,954,995
2.00% 2/1/51	18,238,481	14,670,615
2.00% 3/1/51	1,878,784	1,504,327
2.00% 4/1/51	18,742,737	14,960,529
2.00% 8/1/51	6,849,959	5,512,639
2.00% 9/1/51	46,277,177	36,889,774
2.00% 1/1/52	17,743,175	14,331,851
2.50% 8/1/36	25,590,574	23,727,322
2.50% 5/1/40	2,900,235	2,590,266
2.50% 8/1/50	24,524,107	20,755,575
2.50% 1/1/51	42,234,722	35,816,882
2.50% 6/1/51	6,974,432	5,893,169
2.50% 7/1/51	1,036,194	872,002
2.50% 8/1/51	35,341,360	29,759,201
2.50% 12/1/51	2,335,826	1,951,139
2.50% 2/1/52	63,347,399	52,715,328
2.50% 7/1/53	7,485,424	6,259,253
3.00% 11/1/33	8,911,818	8,594,371
3.00% 12/1/37	7,853,326	7,312,749
3.00% 1/1/38	10,006,783	9,362,538
3.00% 6/1/45	425,054	380,550
3.00% 4/1/46	1,918,558	1,719,305
3.00% 8/1/46	1,025,567	909,946
3.00% 4/1/47	18,136	15,995
3.00% 10/1/47	44,608	38,844
3.00% 12/1/47	2,223,120	1,966,487
3.00% 2/1/48	19,609,155	17,432,236
3.00% 3/1/48	15,511,476	13,706,624
3.00% 11/1/48	2,849,784	2,523,625
3.00% 12/1/49	17,144,861	15,082,022
3.00% 2/1/50	968,815	827,360
3.00% 7/1/51	7,557,550	6,620,111
3.00% 12/1/51	11,319,752	9,937,756
3.00% 6/1/52	26,129,922	22,857,312
3.50% 1/1/48	8,987,758	8,301,756
3.50% 2/1/48	12,270,598	11,209,418
3.50% 3/1/50	2,554,491	2,333,827
3.50% 8/1/50	28,006,318	25,623,219
3.50% 9/1/50	5,795,097	5,326,200
3.50% 3/1/52	20,669,939	18,848,382
3.50% 5/1/52	13,296,387	12,122,694
3.50% 6/1/52	3,935,137	3,576,129
3.50% 9/1/52	29,237,227	26,701,440
4.00% 9/1/42	24,874,687	23,761,854
4.00% 3/1/47	13,931,717	13,183,212
4.00% 6/1/48	10,371,033	9,787,153
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
4.00% 10/1/48	10,068,694	$9,560,380
4.00% 1/1/50	2,918,466	2,813,567
4.00% 8/1/51	8,263,141	7,923,440
4.00% 9/1/52	12,428,974	11,598,848
4.50% 7/1/40	795,862	784,627
4.50% 12/1/40	8,724,566	8,699,419
4.50% 8/1/41	1,864,170	1,838,302
4.50% 2/1/44	8,298,795	8,184,493
4.50% 2/1/46	24,477,299	24,049,264
4.50% 5/1/46	3,028,820	2,989,620
4.50% 12/1/48	2,519,599	2,450,268
4.50% 1/1/49	3,981,509	3,870,353
4.50% 2/1/49	2,155,587	2,096,758
4.50% 1/1/50	6,619,250	6,464,529
4.50% 4/1/50	13,762,327	13,397,288
4.50% 10/1/52	52,824,836	50,618,797
4.50% 12/1/52	11,070,094	10,608,213
4.50% 2/1/53	19,744,605	18,922,133
5.00% 7/1/47	17,855,884	18,012,362
5.00% 1/1/51	17,331,953	17,278,018
5.00% 8/1/53	48,293,775	47,609,726
5.00% 9/1/53	10,029,374	9,850,710
5.50% 10/1/38	15,899,498	16,164,389
5.50% 5/1/44	18,932,570	19,366,369
5.50% 8/1/52	10,213,126	10,347,799
5.50% 11/1/52	9,082,082	9,156,684
5.50% 7/1/53	10,312,741	10,312,511
6.00% 1/1/42	14,542,866	15,162,838
6.00% 5/1/53	12,112,994	12,381,601
6.00% 7/1/53	12,915,969	13,311,284
6.00% 9/1/53	18,206,909	18,495,670
6.50% 9/1/53	10,306,907	10,719,242
Government National Mortgage Association
3.00% 8/15/45	2,879,925	2,582,924
3.00% 3/15/50	1,563,473	1,388,301
3.00% 8/20/50	3,432,981	3,103,955
3.00% 12/20/51	13,347,809	11,828,899
5.00% 9/20/52	6,835,367	6,756,343
5.50% 10/15/42	8,806,449	9,084,468
5.50% 4/20/53	10,483,490	10,458,209
5.50% 5/20/53	19,032,242	19,150,001
5.50% 7/20/53	12,158,923	12,249,093
5.50% 2/20/54	14,475,451	14,597,046
6.00% 5/20/53	18,357,686	18,773,229
Uniform Mortgage-Backed Security, TBA
5.50% 4/1/55	75,743,000	75,642,315
6.00% 4/1/55	33,826,000	34,355,106
Total Agency Mortgage-Backed Securities (Cost $2,038,734,319)		1,967,829,088
CORPORATE BONDS–29.57%
Aerospace & Defense–0.76%
Boeing Co. 6.86% 5/1/54	24,680,000	26,807,310
Bombardier, Inc.
7.00% 6/1/32	3,455,000	3,440,055
LVIP Macquarie Bond Fund–2

LVIP Macquarie Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Bombardier, Inc. (continued)
7.25% 7/1/31	3,455,000	$3,466,752
Northrop Grumman Corp.
4.75% 6/1/43	2,064,000	1,864,470
5.20% 6/1/54	8,415,000	7,881,573
TransDigm, Inc.
6.63% 3/1/32	3,455,000	3,499,032
6.88% 12/15/30	3,455,000	3,530,302
		50,489,494
Agriculture–0.18%
Bunge Ltd. Finance Corp. 4.20% 9/17/29	12,475,000	12,261,678
		12,261,678
Airlines–0.05%
Latam Airlines Group SA 7.88% 4/15/30	3,235,000	3,207,098
		3,207,098
Auto Manufacturers–0.39%
Ford Motor Credit Co. LLC
5.80% 3/8/29	5,830,000	5,772,895
6.80% 5/12/28	7,100,000	7,292,057
6.80% 11/7/28	3,405,000	3,501,889
General Motors Financial Co., Inc.
5.90% 1/7/35	3,040,000	3,010,487
5.95% 4/4/34	6,509,000	6,476,187
		26,053,515
Banks–8.75%
μBanco de Credito del Peru SA 3.13% 7/1/30	7,235,000	7,173,337
μBanco Mercantil del Norte SA
7.50% 6/27/29	5,000,000	4,909,376
7.63% 1/10/28	3,500,000	3,486,872
μBangkok Bank PCL 3.73% 9/25/34	11,340,000	10,491,260
μBank of America Corp.
5.16% 1/24/31	9,380,000	9,509,294
5.52% 10/25/35	26,856,000	26,349,730
5.82% 9/15/29	12,710,000	13,171,666
6.20% 11/10/28	22,420,000	23,301,547
μBank of Montreal
7.30% 11/26/84	2,365,000	2,357,403
7.70% 5/26/84	6,701,000	6,809,127
μBank of New York Mellon Corp.
4.70% 9/20/25	21,135,000	21,007,009
4.94% 2/11/31	7,300,000	7,364,843
6.30% 3/20/30	6,200,000	6,354,523
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μBBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico
5.88% 9/13/34	3,475,000	$3,344,952
7.63% 2/11/35	3,000,000	3,029,100
Citibank NA
5.44% 4/30/26	4,880,000	4,932,550
5.49% 12/4/26	12,355,000	12,563,409
μCitigroup, Inc.
5.61% 9/29/26	4,320,000	4,340,700
5.61% 3/4/56	5,800,000	5,665,356
6.02% 1/24/36	6,145,000	6,203,690
6.75% 2/15/30	7,605,000	7,520,022
7.00% 8/15/34	4,500,000	4,665,442
μDeutsche Bank AG
3.73% 1/14/32	8,262,000	7,429,139
6.72% 1/18/29	15,077,000	15,778,840
6.82% 11/20/29	11,163,000	11,837,489
7.15% 7/13/27	5,515,000	5,669,038
μGoldman Sachs Group, Inc.
5.02% 10/23/35	10,235,000	9,952,036
5.56% 11/19/45	8,520,000	8,301,942
5.73% 1/28/56	9,805,000	9,765,753
6.48% 10/24/29	8,840,000	9,337,782
μHuntington Bancshares, Inc. 6.21% 8/21/29	8,210,000	8,546,371
μJPMorgan Chase & Co.
5.01% 1/23/30	6,455,000	6,526,684
5.14% 1/24/31	26,673,000	27,088,982
5.57% 4/22/28	6,940,000	7,078,696
6.25% 10/23/34	4,064,000	4,364,739
μLloyds Banking Group PLC 5.72% 6/5/30	4,850,000	4,995,629
μMorgan Stanley
2.48% 9/16/36	20,963,000	17,380,200
5.16% 4/20/29	12,870,000	13,044,459
5.83% 4/19/35	14,661,000	15,192,693
6.14% 10/16/26	23,885,000	24,071,258
6.30% 10/18/28	12,237,000	12,725,823
6.41% 11/1/29	7,724,000	8,152,535
μPNC Financial Services Group, Inc.
5.58% 1/29/36	4,960,000	5,048,139
5.68% 1/22/35	5,300,000	5,424,779
6.88% 10/20/34	7,745,000	8,563,226
Popular, Inc. 7.25% 3/13/28	17,270,000	17,864,727
State Street Corp. 4.99% 3/18/27	7,870,000	7,972,682
Truist Bank
3.30% 5/15/26	7,220,000	7,116,875
μ4.63% 9/17/29	21,981,000	21,500,797
μTruist Financial Corp. 4.95% 9/1/25	7,095,000	7,043,155
U.S. Bancorp
μ2.49% 11/3/36	4,690,000	3,895,603
LVIP Macquarie Bond Fund–3

LVIP Macquarie Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
U.S. Bancorp (continued)
3.95% 11/17/25	6,220,000	$6,200,139
μ4.65% 2/1/29	16,232,000	16,241,898
μ5.05% 2/12/31	7,310,000	7,369,824
μ5.38% 1/23/30	2,500,000	2,550,651
μ5.42% 2/12/36	3,940,000	3,963,656
μ5.68% 1/23/35	5,565,000	5,689,110
μ5.73% 10/21/26	1,384,000	1,392,086
μ6.79% 10/26/27	3,755,000	3,879,705
μUBS Group AG
5.70% 2/8/35	3,295,000	3,378,810
6.85% 9/10/29	14,045,000	13,963,448
7.00% 2/10/30	4,300,000	4,234,773
μWells Fargo & Co. 5.24% 1/24/31	5,645,000	5,739,635
		580,825,014
Beverages–0.04%
PepsiCo, Inc. 5.00% 2/7/35	2,525,000	2,547,849
		2,547,849
Biotechnology–0.19%
Royalty Pharma PLC
1.75% 9/2/27	6,895,000	6,436,176
5.90% 9/2/54	6,313,000	6,039,030
		12,475,206
Building Materials–0.04%
Quikrete Holdings, Inc. 6.38% 3/1/32	2,525,000	2,541,034
		2,541,034
Chemicals–0.29%
Celanese U.S. Holdings LLC
6.50% 4/15/30	376,000	373,286
6.75% 4/15/33	3,116,000	3,024,831
Dow Chemical Co. 5.95% 3/15/55	5,925,000	5,733,532
Ma'aden Sukuk Ltd. 5.25% 2/13/30	3,425,000	3,465,388
OCP SA
5.13% 6/23/51	4,285,000	3,283,998
7.50% 5/2/54	3,125,000	3,199,375
		19,080,410
Computers–0.87%
Accenture Capital, Inc.
4.05% 10/4/29	5,015,000	4,944,190
4.25% 10/4/31	26,805,000	26,316,497
4.50% 10/4/34	11,155,000	10,778,664
Amentum Holdings, Inc. 7.25% 8/1/32	6,910,000	6,797,077
Leidos, Inc. 5.50% 3/15/35	8,740,000	8,712,206
		57,548,634
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Distribution/Wholesale–0.04%
Resideo Funding, Inc. 6.50% 7/15/32	2,640,000	$2,633,690
		2,633,690
Diversified Financial Services–1.85%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	7,150,000	6,909,703
3.00% 10/29/28	20,435,000	19,202,981
5.10% 1/19/29	4,200,000	4,236,934
6.50% 7/15/25	3,035,000	3,043,818
Air Lease Corp.
2.88% 1/15/26	22,595,000	22,267,136
3.00% 2/1/30	9,220,000	8,454,250
3.38% 7/1/25	3,290,000	3,279,391
μ4.13% 12/15/26	4,792,000	4,548,687
4.63% 10/1/28	3,303,000	3,289,904
5.10% 3/1/29	2,389,000	2,415,675
Aviation Capital Group LLC
3.50% 11/1/27	15,880,000	15,340,095
5.38% 7/15/29	7,005,000	7,060,275
Jefferies Financial Group, Inc.
2.63% 10/15/31	5,925,000	5,008,872
5.88% 7/21/28	10,766,000	11,054,371
6.45% 6/8/27	1,766,000	1,828,871
6.50% 1/20/43	5,130,000	5,225,366
		123,166,329
Electric–3.60%
AEP Texas, Inc.
3.45% 1/15/50	1,805,000	1,238,412
4.15% 5/1/49	1,530,000	1,166,511
5.40% 6/1/33	2,525,000	2,540,636
μAES Andes SA 8.15% 6/10/55	2,350,000	2,427,221
Alfa Desarrollo SpA 4.55% 9/27/51	6	5
Appalachian Power Co. 3.70% 5/1/50	2,410,000	1,706,202
Atlantic City Electric Co. 4.00% 10/15/28	1,695,000	1,669,306
Berkshire Hathaway Energy Co. 2.85% 5/15/51	21,640,000	13,274,525
Chile Electricity Lux MPC II SARL 5.58% 10/20/35	6,975,000	6,968,723
Chile Electricity Lux MPC SARL 6.01% 1/20/33	3,213,150	3,293,479
Cikarang Listrindo Tbk. PT 5.65% 3/12/35	13,750,000	13,581,788
Constellation Energy Generation LLC 5.75% 3/15/54	8,055,000	7,749,506
μDominion Energy, Inc.
6.63% 5/15/55	5,525,000	5,486,188
LVIP Macquarie Bond Fund–4

LVIP Macquarie Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
μDominion Energy, Inc. (continued)
6.88% 2/1/55	6,625,000	$6,859,216
DTE Energy Co. 5.10% 3/1/29	7,080,000	7,173,482
Duke Energy Carolinas LLC 4.95% 1/15/33	28,195,000	28,202,069
Entergy Arkansas LLC 4.20% 4/1/49	10,450,000	8,392,462
Entergy Texas, Inc. 3.55% 9/30/49	3,560,000	2,522,124
Exelon Corp. 5.45% 3/15/34	13,150,000	13,370,483
NextEra Energy Capital Holdings, Inc.
5.55% 3/15/54	7,335,000	7,013,033
μ6.38% 8/15/55	2,665,000	2,667,870
μ6.50% 8/15/55	3,200,000	3,262,202
Oglethorpe Power Corp.
3.75% 8/1/50	8,178,000	5,788,674
5.05% 10/1/48	6,185,000	5,470,584
6.20% 12/1/53	1,740,000	1,780,427
Pacific Gas & Electric Co. 3.30% 8/1/40	14,148,000	10,403,821
PacifiCorp
5.10% 2/15/29	1,750,000	1,782,951
5.45% 2/15/34	2,985,000	3,009,056
5.80% 1/15/55	2,780,000	2,712,303
μSempra 6.40% 10/1/54	16,195,000	15,360,818
Southern California Edison Co.
4.00% 4/1/47	3,505,000	2,617,190
4.88% 3/1/49	11,850,000	9,873,044
Southwestern Electric Power Co. 4.10% 9/15/28	17,845,000	17,544,336
Vistra Operations Co. LLC
6.00% 4/15/34	3,055,000	3,087,239
6.95% 10/15/33	17,605,000	18,910,481
		238,906,367
Electronics–0.09%
Amphenol Corp. 2.20% 9/15/31	7,175,000	6,157,538
		6,157,538
Entertainment–0.10%
Caesars Entertainment, Inc. 6.50% 2/15/32	6,910,000	6,887,594
		6,887,594
Food–0.74%
Bimbo Bakeries USA, Inc. 6.40% 1/15/34	6,980,000	7,425,882
Mars, Inc.
4.80% 3/1/30	9,695,000	9,750,453
5.20% 3/1/35	8,535,000	8,577,734
5.65% 5/1/45	5,700,000	5,712,405
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Mars, Inc. (continued)
5.70% 5/1/55	12,950,000	$12,939,053
Sysco Corp. 5.10% 9/23/30	4,610,000	4,679,512
		49,085,039
Gas–0.04%
Atmos Energy Corp. 2.85% 2/15/52	4,815,000	2,974,545
		2,974,545
Health Care Services–0.15%
HCA, Inc. 5.45% 9/15/34	10,355,000	10,265,092
		10,265,092
Insurance–1.31%
200 Park Funding Trust 5.74% 2/15/55	5,795,000	5,750,341
Aon Corp./Aon Global Holdings PLC
2.90% 8/23/51	12,560,000	7,709,570
5.00% 9/12/32	12,325,000	12,348,153
Aon North America, Inc.
5.30% 3/1/31	5,065,000	5,182,213
5.75% 3/1/54	1,905,000	1,878,721
Arthur J Gallagher & Co. 5.00% 2/15/32	7,605,000	7,604,358
Athene Holding Ltd.
3.45% 5/15/52	12,375,000	7,941,817
3.95% 5/25/51	5,515,000	3,948,119
μ6.63% 10/15/54	6,065,000	6,005,812
Marsh & McLennan Cos., Inc. 5.35% 11/15/44	12,175,000	11,893,742
New York Life Global Funding 5.45% 9/18/26	9,745,000	9,907,931
Prudential Financial, Inc. 3.70% 3/13/51	8,920,000	6,564,150
		86,734,927
Internet–0.36%
Alibaba Group Holding Ltd. 5.25% 5/26/35	8,900,000	8,951,373
Meta Platforms, Inc.
4.30% 8/15/29	4,465,000	4,464,049
4.55% 8/15/31	2,005,000	2,009,986
4.75% 8/15/34	4,080,000	4,051,038
5.40% 8/15/54	4,630,000	4,536,501
		24,012,947
Investment Companies–0.91%
Apollo Debt Solutions BDC 6.70% 7/29/31	14,235,000	14,686,907
Blackstone Private Credit Fund
5.60% 11/22/29	4,850,000	4,809,241
6.00% 11/22/34	13,490,000	12,977,525
LVIP Macquarie Bond Fund–5

LVIP Macquarie Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Investment Companies (continued)
Blue Owl Credit Income Corp.
5.80% 3/15/30	15,700,000	$15,395,131
6.60% 9/15/29	5,915,000	6,010,529
HPS Corporate Lending Fund 5.95% 4/14/32	6,732,000	6,640,408
		60,519,741
Iron & Steel–0.23%
Cleveland-Cliffs, Inc. 7.00% 3/15/32	6,910,000	6,630,616
Nucor Corp. 5.10% 6/1/35	8,760,000	8,638,008
		15,268,624
Media–0.60%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.85% 4/1/61	7,510,000	4,561,272
Midcontinent Communications 8.00% 8/15/32	7,015,000	7,092,952
Sirius XM Radio LLC 4.13% 7/1/30	7,945,000	7,057,080
Time Warner Cable LLC
6.75% 6/15/39	6,015,000	6,011,551
7.30% 7/1/38	14,595,000	15,322,220
		40,045,075
Mining–0.25%
AngloGold Ashanti Holdings PLC 6.50% 4/15/40	4,370,000	4,454,429
FMG Resources August 2006 Pty. Ltd.
5.88% 4/15/30	3,555,000	3,510,670
6.13% 4/15/32	3,530,000	3,481,501
Freeport-McMoRan, Inc. 5.45% 3/15/43	5,509,000	5,165,511
		16,612,111
Office Business Equipment–0.33%
CDW LLC/CDW Finance Corp. 3.28% 12/1/28	23,485,000	22,127,720
		22,127,720
Oil & Gas–1.56%
BP Capital Markets America, Inc.
2.72% 1/12/32	7,265,000	6,376,672
5.23% 11/17/34	14,655,000	14,730,309
μBP Capital Markets PLC 4.88% 3/22/30	5,850,000	5,595,616
ConocoPhillips Co.
5.00% 1/15/35	7,510,000	7,434,696
5.05% 9/15/33	16,550,000	16,609,345
5.50% 1/15/55	7,850,000	7,586,455
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Diamondback Energy, Inc. 5.20% 4/18/27	3,555,000	$3,598,551
Ecopetrol SA 8.38% 1/19/36	6,730,000	6,557,253
Geopark Ltd. 8.75% 1/31/30	1,735,000	1,639,284
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 2/1/31	3,620,000	3,372,917
6.25% 4/15/32	3,445,000	3,218,609
Occidental Petroleum Corp.
5.38% 1/1/32	4,090,000	4,029,070
5.55% 10/1/34	2,845,000	2,778,819
6.13% 1/1/31	9,132,000	9,386,061
Petroleos Mexicanos 6.75% 9/21/47	7,932,000	5,423,666
Raizen Fuels Finance SA 6.95% 3/5/54	5,360,000	5,224,960
		103,562,283
Oil & Gas Services–0.07%
Guara Norte SARL 5.20% 6/15/34	4,951,630	4,640,572
		4,640,572
Packaging & Containers–0.08%
Amcor Flexibles North America, Inc. 5.50% 3/17/35	5,020,000	5,036,977
		5,036,977
Pharmaceuticals–0.25%
AbbVie, Inc. 5.35% 3/15/44	3,800,000	3,757,907
Eli Lilly & Co.
5.10% 2/12/35	7,330,000	7,474,654
5.50% 2/12/55	5,240,000	5,305,519
		16,538,080
Pipelines–1.93%
Enbridge, Inc.
5.25% 4/5/27	6,810,000	6,895,627
μ5.75% 7/15/80	2,980,000	2,881,556
Energy Transfer LP
5.95% 5/15/54	5,450,000	5,204,649
6.05% 9/1/54	6,745,000	6,549,598
6.10% 12/1/28	6,520,000	6,807,075
μ6.50% 11/15/26	15,980,000	15,961,160
Enterprise Products Operating LLC
3.20% 2/15/52	11,315,000	7,454,380
3.30% 2/15/53	16,872,000	11,267,286
4.95% 2/15/35	4,700,000	4,634,714
5.35% 1/31/33	5,635,000	5,775,679
5.55% 2/16/55	4,430,000	4,302,760
Galaxy Pipeline Assets Bidco Ltd. 2.16% 3/31/34	8,779,933	7,731,508
Greensaif Pipelines Bidco SARL 6.51% 2/23/42	3,895,000	4,067,910
LVIP Macquarie Bond Fund–6

LVIP Macquarie Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
ONEOK, Inc.
5.05% 11/1/34	2,959,000	$2,856,529
5.70% 11/1/54	4,840,000	4,530,125
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	11,805,000	11,807,635
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	14,002,000	12,775,059
Venture Global Calcasieu Pass LLC 3.88% 11/1/33	7,630,000	6,566,763
		128,070,013
Private Equity–0.15%
Blackstone Reg Finance Co. LLC 5.00% 12/6/34	10,060,000	9,918,140
		9,918,140
Real Estate Investment Trusts–0.40%
Extra Space Storage LP 5.40% 2/1/34	11,580,000	11,594,455
VICI Properties LP
4.95% 2/15/30	8,625,000	8,550,508
5.63% 4/1/35	3,495,000	3,475,227
VICI Properties LP/VICI Note Co., Inc. 4.63% 12/1/29	2,945,000	2,856,986
		26,477,176
Retail–0.26%
El Puerto de Liverpool SAB de CV 6.66% 1/22/37	7,405,000	7,503,903
Home Depot, Inc.
4.88% 6/25/27	2,605,000	2,641,630
4.95% 6/25/34	6,830,000	6,852,940
		16,998,473
Semiconductors–0.65%
Broadcom, Inc.
3.14% 11/15/35	3,000	2,487
3.19% 11/15/36	14,715,000	12,078,009
5.05% 7/12/29	10,170,000	10,311,255
Entegris, Inc. 4.75% 4/15/29	5,905,000	5,692,592
Foundry JV Holdco LLC 6.10% 1/25/36	7,885,000	8,072,606
KLA Corp. 4.95% 7/15/52	7,920,000	7,255,351
		43,412,300
Software–0.68%
Oracle Corp.
3.60% 4/1/50	18,861,000	13,104,033
5.25% 2/3/32	3,600,000	3,646,427
6.00% 8/3/55	4,030,000	4,024,869
Roper Technologies, Inc. 4.90% 10/15/34	13,660,000	13,350,048
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Synopsys, Inc.
5.15% 4/1/35	6,155,000	$6,187,411
5.70% 4/1/55	4,585,000	4,552,505
		44,865,293
Telecommunications–1.04%
AT&T, Inc.
3.50% 9/15/53	17,244,000	11,758,514
6.30% 1/15/38	4,500,000	4,880,931
Iliad Holding SASU 8.50% 4/15/31	440,000	461,455
Millicom International Cellular SA 7.38% 4/2/32	5,500,000	5,561,875
Rogers Communications, Inc. 5.30% 2/15/34	11,015,000	10,812,594
T-Mobile USA, Inc.
3.00% 2/15/41	6,441,000	4,672,988
3.75% 4/15/27	13,240,000	13,048,341
5.13% 5/15/32	2,705,000	2,722,010
5.75% 1/15/34	3,335,000	3,473,900
5.88% 11/15/55	8,315,000	8,370,873
Verizon Communications, Inc. 2.88% 11/20/50	5,390,000	3,356,318
		69,119,799
Transportation–0.34%
Union Pacific Corp.
5.10% 2/20/35	6,955,000	7,014,930
5.60% 12/1/54	15,359,000	15,425,799
		22,440,729
Total Corporate Bonds (Cost $2,009,133,991)		1,963,507,106
LOAN AGREEMENTS–1.40%
•Alliance Laundry Systems LLC 7.07% (SOFR CME03M + 2.75%) 8/19/31	5,048,000	5,026,849
•Amentum Government Services Holdings LLC 6.57% (SOFR CME01M + 2.25%) 9/29/31	9,381,488	9,053,135
•Ardonagh Midco 3 PLC
7.00% (SOFR CME06M + 2.75%) 2/15/31	14,400,000	14,202,000
7.55% (SOFR CME03M + 3.25%) 2/15/31	14,400,000	14,202,000
•Azorra Soar TLB Finance Ltd. 7.80% (SOFR CME03M + 3.50%) 10/18/29	3,333,250	3,339,517
•Dragon Buyer, Inc. 7.30% (SOFR CME03M + 3.00%) 9/30/31	7,042,350	6,979,462
•Instructure Holdings, Inc. 7.32% (SOFR CME03M + 3.00%) 11/13/31	5,120,000	5,077,197
LVIP Macquarie Bond Fund–7

LVIP Macquarie Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
Janney Montgomery Scott LLC
✠0.00% 11/28/31	997,857	$998,326
•7.47% (SOFR CME06M + 3.25%) 11/28/31	5,987,143	5,989,957
•Jefferies Finance LLC 7.32% (SOFR CME01M + 3.00%) 10/21/31	3,444,368	3,430,004
•Lightning Power LLC 6.55% (SOFR CME03M + 2.25%) 8/18/31	7,481,203	7,430,256
•Midcontinent Communications 6.82% (SOFR CME01M + 2.50%) 8/16/31	6,218,750	6,205,815
•White Cap Buyer LLC 7.57% (SOFR CME01M + 3.25%) 10/19/29	11,725,612	11,348,751
Total Loan Agreements (Cost $94,206,176)		93,283,269
NON-AGENCY ASSET-BACKED SECURITIES–4.69%
•Black Diamond CLO DAC Series 2017-2A A2 5.85% (TSFR03M + 1.56%) 1/20/32	411,342	411,490
•Catamaran CLO Ltd. Series 2014-1A A1BR 5.94% (TSFR03M + 1.65%) 4/22/30	11,150,000	11,157,181
DataBank Issuer LLC Series 2021-1A A2 2.06% 2/27/51	8,500,000	8,255,513
Diamond Infrastructure Funding LLC Series 2021-1A A 1.76% 4/15/49	26,305,000	24,919,537
Domino's Pizza Master Issuer LLC Series 2021-1A A2I 2.66% 4/25/51	42,790,000	39,505,654
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	14,000,000	14,175,211
Ford Credit Floorplan Master Owner Trust A Series 2020-2 A 1.06% 9/15/27	5,372,000	5,284,276
Frontier Issuer LLC Series 2024-1 A2 6.19% 6/20/54	7,000,000	7,223,063
GM Financial Automobile Leasing Trust Series 2024-1 A3 5.09% 3/22/27	11,089,000	11,138,171
GMF Floorplan Owner Revolving Trust Series 2024-1 A1 5.13% 3/15/29	29,000,000	29,372,763
•ICG U.S. CLO Ltd. Series 2014-1A A1A2 5.75% (TSFR03M + 1.46%) 10/20/34	4,000,000	4,001,456
JPMorgan Chase Bank NA Series 2021-3 B 0.76% 2/26/29	93,033	92,692
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•KKR CLO 41 Ltd. Series 2022-41A A1 5.63% (TSFR03M + 1.33%) 4/15/35	5,600,000	$5,600,022
•MidOcean Credit CLO IX Series 2018-9A A1 5.70% (TSFR03M + 1.41%) 7/20/31	1,487,306	1,487,497
•Octagon Investment Partners 51 Ltd. Series 2021-1A AR 5.31% (TSFR03M + 0.99%) 7/20/34	11,000,000	10,932,328
Porsche Innovative Lease Owner Trust Series 2024-1A A3 4.67% 11/22/27	20,000,000	20,067,276
•Regatta XIX Funding Ltd. Series 2022-1A A1 5.61% (TSFR03M + 1.32%) 4/20/35	3,000,000	2,999,985
Santander Drive Auto Receivables Trust Series 2025-1 D 5.43% 3/17/31	7,750,000	7,843,705
•Signal Peak CLO 5 Ltd. Series 2018-5A A1R 5.85% (TSFR03M + 1.55%) 4/25/37	4,000,000	4,009,000
•Steele Creek CLO Ltd. Series 2017-1A A 5.81% (TSFR03M + 1.51%) 10/15/30	1,082,425	1,083,038
Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	28,575,000	28,979,679
•Venture 34 CLO Ltd. Series 2018-34A AR 5.58% (TSFR03M + 1.28%) 10/15/31	6,379,312	6,375,580
•Venture 42 CLO Ltd. Series 2021-42A A1A 5.69% (TSFR03M + 1.39%) 4/15/34	15,000,000	15,002,685
Verizon Master Trust Series 2024-3 A1A 5.34% 4/22/30	17,000,000	17,343,529
Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	34,000,000	34,329,967
Total Non-Agency Asset-Backed Securities (Cost $314,817,075)		311,591,298
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.97%
•Agate Bay Mortgage Trust
Series 2015-1 B1 3.63% 1/25/45	542,067	525,041
Series 2015-1 B2 3.63% 1/25/45	306,302	296,681
•GS Mortgage-Backed Securities Trust
Series 2021-PJ7 A2 2.50% 1/25/52	10,062,568	8,202,566
Series 2021-PJ8 A2 2.50% 1/25/52	13,888,843	11,321,578
Series 2021-PJ9 A2 2.50% 2/26/52	15,663,920	12,768,543
LVIP Macquarie Bond Fund–8

LVIP Macquarie Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JP Morgan Mortgage Trust
Series 2014-2 B1 3.40% 6/25/29	588,553	$560,051
Series 2014-2 B2 3.40% 6/25/29	219,277	208,658
Series 2015-1 B2 5.65% 12/25/44	935,914	931,372
Series 2015-4 B1 3.52% 6/25/45	1,225,435	1,130,238
Series 2015-4 B2 3.52% 6/25/45	877,597	809,422
Series 2015-5 B2 5.87% 5/25/45	588,705	584,078
Series 2015-6 B1 3.50% 10/25/45	876,656	829,610
Series 2015-6 B2 3.50% 10/25/45	742,774	702,913
Series 2015-6 B3 3.50% 10/25/45	1,336,969	1,177,824
Series 2016-4 B1 3.79% 10/25/46	941,757	878,474
Series 2016-4 B2 3.79% 10/25/46	1,724,403	1,608,528
Series 2017-1 B3 3.45% 1/25/47	3,661,277	3,285,156
Series 2017-2 A3 3.50% 5/25/47	284,181	251,788
Series 2020-2 A3 3.50% 7/25/50	401,769	354,510
Series 2020-7 A3 3.00% 1/25/51	1,818,395	1,548,982
Series 2021-1 A3 2.50% 6/25/51	3,181,049	2,591,064
Series 2021-10 A3 2.50% 12/25/51	6,641,913	5,414,197
Series 2021-11 A3 2.50% 1/25/52	11,280,759	9,195,582
Series 2021-12 A3 2.50% 2/25/52	14,562,949	11,861,978
Series 2021-13 A3 2.50% 4/25/52	14,738,185	12,013,924
•Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 2.50% 12/25/50	4,470,904	3,653,463
Series 2021-1 A2 2.50% 3/25/51	3,067,467	2,506,217
Series 2021-4 A3 2.50% 7/25/51	3,129,021	2,556,508
Series 2021-5 A3 2.50% 8/25/51	10,126,670	8,273,806
•New Residential Mortgage Loan Trust Series 2018-RPL1 A1 3.50% 12/25/57	538,825	518,219
•RCKT Mortgage Trust
Series 2021-1 A1 2.50% 3/25/51	3,213,939	2,617,854
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•RCKT Mortgage Trust (continued)
Series 2021-4 A1 2.50% 9/25/51	15,119,696	$12,315,466
Series 2021-6 A1 2.50% 12/25/51	6,786,057	5,527,456
•Sequoia Mortgage Trust
Series 2013-4 B2 3.43% 4/25/43	310,497	297,184
Series 2015-1 B2 3.94% 1/25/45	511,759	494,158
Series 2020-4 A2 2.50% 11/25/50	2,583,890	2,108,310
•Towd Point Mortgage Trust Series 2018-1 A1 3.00% 1/25/58	317,453	312,436
•Wells Fargo Mortgage-Backed Securities Trust Series 2020-1 A1 3.00% 12/25/49	622,965	530,480
Total Non-Agency Collateralized Mortgage Obligations (Cost $159,682,593)		130,764,315
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–8.47%
Bank
•Series 2017-BNK5 B 3.90% 6/15/60	4,085,000	3,856,412
Series 2017-BNK7 A5 3.44% 9/15/60	17,405,000	16,797,611
Series 2019-BN20 A3 3.01% 9/15/62	6,159,000	5,617,621
Series 2019-BN21 A5 2.85% 10/17/52	12,550,000	11,362,862
Series 2020-BN25 A5 2.65% 1/15/63	40,000,000	35,637,280
•Series 2022-BNK40 B 3.39% 3/15/64	8,850,000	7,369,699
BBCMS Mortgage Trust Series 2020-C7 A5 2.04% 4/15/53	18,580,000	16,122,724
Benchmark Mortgage Trust
•Series 2018-B1 A5 3.67% 1/15/51	1,220,000	1,179,969
Series 2020-B17 A5 2.29% 3/15/53	23,500,000	20,407,945
Series 2020-B19 A5 1.85% 9/15/53	30,108,000	25,552,786
Series 2020-B20 A5 2.03% 10/15/53	22,100,000	18,663,925
Series 2020-B21 A5 1.98% 12/17/53	13,290,000	11,255,943
Series 2020-B22 A5 1.97% 1/15/54	24,350,000	20,455,719
Series 2021-B24 A5 2.58% 3/15/54	6,634,000	5,709,225
Series 2021-B25 A5 2.58% 4/15/54	14,130,000	12,182,383
LVIP Macquarie Bond Fund–9

LVIP Macquarie Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust (continued)
•Series 2022-B32 B 3.20% 1/15/55	9,000,000	$6,887,955
•Series 2022-B32 C 3.45% 1/15/55	11,000,000	8,160,070
•Series 2022-B33 B 3.61% 3/15/55	4,450,000	3,710,419
•Series 2022-B33 C 3.61% 3/15/55	4,450,000	3,425,883
•Series 2022-B34 A5 3.79% 4/15/55	4,735,866	4,275,952
•Series 2022-B35 A5 4.44% 5/15/55	10,445,000	9,928,802
•BMO Mortgage Trust Series 2022-C1 A5 3.37% 2/15/55	3,555,000	3,154,284
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.79% 5/15/52	16,282,000	15,411,001
Series 2019-CF2 A5 2.87% 11/15/52	5,950,000	5,394,645
Series 2019-CF3 A4 3.01% 1/15/53	13,150,000	11,929,521
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	9,638,427	9,363,893
•Series 2017-CD6 B 3.91% 11/13/50	2,760,000	2,586,212
Series 2019-CD8 A4 2.91% 8/15/57	16,075,000	14,434,834
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	7,090,000	6,928,820
Citigroup Commercial Mortgage Trust
Series 2016-P3 A4 3.33% 4/15/49	7,897,000	7,731,663
Series 2017-C4 A4 3.47% 10/12/50	18,940,000	18,290,307
Series 2019-C7 A4 3.10% 12/15/72	11,904,000	10,959,596
Series 2020-555 A 2.65% 12/10/41	6,700,000	5,857,714
COMM Mortgage Trust Series 2016-CR28 A4 3.76% 2/10/49	8,148,000	8,068,082
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.28% 5/10/49	4,585,000	4,493,017
Series 2020-C9 A5 1.93% 8/15/53	11,250,000	9,681,779
Series 2020-C9 B 2.57% 8/15/53	3,250,000	2,669,786
Grace Trust Series 2020-GRCE A 2.35% 12/10/40	9,310,000	7,985,038
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	4,979,971	4,953,812
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust (continued)
Series 2017-GS6 A3 3.43% 5/10/50	14,900,000	$14,384,816
•Series 2018-GS9 B 4.32% 3/10/51	2,875,000	2,648,326
Series 2019-GC39 A4 3.57% 5/10/52	2,200,000	2,025,005
Series 2019-GC42 A4 3.00% 9/10/52	20,000,000	18,268,002
Series 2020-GC47 A5 2.38% 5/12/53	14,250,000	12,620,911
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	1,950,901	1,834,206
Series 2015-JP1 A5 3.91% 1/15/49	8,627,000	8,534,328
Series 2016-JP2 A4 2.82% 8/15/49	10,654,000	10,350,669
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.80% 8/15/48	10,097,845	10,026,333
Series 2015-C33 A4 3.77% 12/15/48	18,043,000	17,876,037
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	11,776,000	11,435,508
Series 2016-C4 A3 3.14% 12/15/49	7,150,000	6,900,963
Series 2017-C7 A5 3.41% 10/15/50	4,220,000	4,045,061
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23 A4 3.72% 7/15/50	17,967,000	17,884,063
Series 2015-C26 A5 3.53% 10/15/48	5,698,000	5,632,524
Morgan Stanley Capital I Trust Series 2019-L3 A4 3.13% 11/15/52	6,400,000	5,949,344
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.62% 9/15/57	3,185,000	3,147,885
Series 2016-BNK1 A3 2.65% 8/15/49	7,895,000	7,619,405
Series 2020-C58 A4 2.09% 7/15/53	3,275,000	2,809,792
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $633,254,646)		562,448,367
SUPRANATIONAL BANKS–0.63%
Africa Finance Corp. 5.55% 10/8/29	5,905,000	5,875,353
μAfrican Development Bank 5.75% 5/7/34	6,475,000	6,229,418
LVIP Macquarie Bond Fund–10

LVIP Macquarie Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
Central American Bank for Economic Integration 2.00% 5/6/25	30,000,000	$29,922,904
Total Supranational Banks (Cost $42,201,988)		42,027,675
U.S. TREASURY OBLIGATIONS–20.54%
U.S. Treasury Bonds
2.25% 8/15/46	131,705,000	88,581,901
4.13% 8/15/44	38,845,000	36,392,909
4.25% 2/15/54	77,690,000	73,198,547
4.50% 11/15/54	25,000,000	24,632,813
4.63% 11/15/44	238,930,000	239,228,663
4.75% 2/15/45	27,090,000	27,585,239
U.S. Treasury Notes
3.88% 8/15/34	15,250,000	14,863,984
4.00% 7/31/29	25,730,000	25,797,340
4.00% 3/31/30	168,730,000	169,072,733
4.00% 1/31/31	12,795,000	12,779,006
4.13% 3/31/29	79,300,000	79,879,262
4.25% 2/15/28	119,805,000	120,984,330
4.38% 7/31/26	86,140,000	86,570,700
4.38% 7/15/27	21,060,000	21,278,004
4.63% 9/30/28	175,350,000	179,432,367
4.63% 2/15/35	139,050,000	143,656,031
^U.S. Treasury Strips Principal 0.00% 5/15/44	48,330,000	19,897,055
Total U.S. Treasury Obligations (Cost $1,399,799,944)		1,363,830,884

	Number of Shares
COMMON STOCK–0.00%
†=MNEQ Holdings, Inc.	10,379	51,895
Total Common Stock (Cost $0)		51,895
PREFERRED STOCK–0.09%
†=SVB Financial Trust 11.00% 11/7/29	11,831	5,714,373
Total Preferred Stock (Cost $6,683,667)		5,714,373
MONEY MARKET FUND–0.09%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	5,815,984	5,815,984
Total Money Market Fund (Cost $5,815,984)		5,815,984

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS—3.08%
Discounted Commercial Paper–3.08%
≠American Crystal Sugar Co.
4.62% 4/10/25	12,000,000	$11,986,380
4.63% 4/9/25	9,150,000	9,140,769
4.64% 4/2/25	6,000,000	5,999,242
≠Compass Group PLC
4.43% 4/4/25	12,000,000	11,995,630
≠Dairy Farmers of America, Inc.
4.65% 4/14/25	10,000,000	9,983,497
4.66% 6/27/25	13,000,000	12,854,119
≠DTE Electric Co.
4.61% 4/3/25	3,000,000	2,999,243
≠DZ Bank AG Deutsche Zentral-Genossenschaftsbank
4.38% 4/1/25	48,015,000	48,015,000
≠General Motors Financial Co., Inc.
4.68% 5/13/25	10,000,000	9,946,917
≠Keurig Dr. Pepper, Inc.
4.65% 4/4/25	7,000,000	6,997,334
≠McCormick & Co., Inc.
4.54% 4/1/25	10,200,000	10,200,000
≠Mondelez International, Inc.
4.65% 4/4/25	9,000,000	8,996,565
≠VW Credit, Inc.
4.68% 4/17/25	7,500,000	7,484,667
≠Western Union Co.
4.59% 4/1/25	15,200,000	15,200,000
≠Wisconsin Electric Power Co.
4.53% 4/1/25	15,000,000	15,000,000
≠Wisconsin Gas LLC
4.54% 4/1/25	17,500,000	17,500,000
Total Short-Term Investments (Cost $204,302,612)		204,299,363

TOTAL INVESTMENTS–101.56% (Cost $7,001,880,729)	6,744,451,701

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.56%)	(103,381,562)
NET ASSETS APPLICABLE TO 571,480,184 SHARES OUTSTANDING–100.00%	$6,641,070,139

LVIP Macquarie Bond Fund–11

LVIP Macquarie Bond Fund
Schedule of Investments (continued)

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2025. Rate will reset at a future date.
✠All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
^Zero coupon security.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs.
≠The rate shown is the effective yield at the time of purchase.

The following futures contracts were outstanding at March 31, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
1,479	U.S. Treasury 10 yr Notes	$164,492,531	$162,254,294	6/18/25	$2,238,237	$—
(1,363)	U.S. Treasury 10 yr Ultra Notes	(155,552,375)	(153,717,736)	6/18/25	—	(1,834,639)
2,140	U.S. Treasury 2 yr Notes	443,347,815	441,214,209	6/30/25	2,133,606	—
1,094	U.S. Treasury Bonds	128,305,687	127,095,356	6/18/25	1,210,331	—
Total Futures Contracts					$5,582,174	$(1,834,639)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025.

Summary of Abbreviations:
BMO–Bank of Montreal
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
FREMF–Freddie Mac Multifamily
GS–Goldman Sachs
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
REMIC–Real Estate Mortgage Investment Conduits
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
SOFR CME06M–6 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
STACR–Structured Agency Credit Risk
TBA–To be announced
yr–Year
LVIP Macquarie Bond Fund–12